RELATED PARTY TRANSACTIONS (Details Textual)	Jun. 30, 2016
Shenhua Information
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
China Techenergy
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	40.00%
Electric Motor
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	40.00%
Hollysys Machine
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	30.00%
Heilongjiang Ruixing [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	6.00%